SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5 years
Buildings	20 years

Disaggregation of Revenue

	Year Ended December 31,
	2017		2018		2019
	RMB	%	RMB	%	RMB	US$	%
	(in thousands)
Express delivery services	12,173,690	93.2	15,400,080	87.5	19,606,214	2,816,256	88.7
Freight forwarding services	269,557	2.1	1,278,741	7.3	1,235,961	177,535	5.6
Sale of accessories	591,716	4.5	812,866	4.6	1,089,977	156,565	4.9
Others	25,110	0.2	112,764	0.6	177,794	25,539	0.8
Total revenues	13,060,073	100.0	17,604,451	100.0	22,109,946	3,175,895	100.0

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	575,605	528,722
Restricted cash	400	—
Accounts receivable, net	519,389	635,606
Financing receivables, net	—	172,267
Inventories	40,480	42,134
Advances to suppliers	118,216	46,534
Prepayments and other current assets	984,004	1,241,975
Amounts due from related parties	6,600	18,364
Total current assets	2,244,694	2,685,602
Investments in equity investees	124,590	114,447
Property and equipment, net	4,541,751	5,920,211
Land use rights, net	1,085,729	1,150,849
Operating lease right-of-use assets	—	853,092
Goodwill	4,157,111	4,157,111
Deferred tax assets	213,745	234,080
Long-term financing receivables	—	536,473
Other non-current assets	118,858	120,877
TOTAL ASSETS	12,486,478	15,772,742
Liabilities
Current liabilities:
Accounts payable	1,093,822	1,448,490
Advances from customers	435,784	1,185,920
Income tax payable	16,692	9,359
Amounts due to related parties	622,298	769,951
Operating lease liabilities	—	273,524
Other current liabilities	2,119,810	2,536,131
Total current liabilities	4,288,406	6,223,375
Non-current operating lease liabilities	—	478,327
Deferred tax liabilities	94,364	123,173
TOTAL LIABILITIES	4,382,770	6,824,875

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenue	12,866,016	17,127,930	21,465,515
Net income	726,915	720,323	841,707
Net cash generated from operating activities	1,256,049	436,074	1,783,718
Net cash used in investing activities	(703,679)	(777,197)	(1,831,001)
Net cash provided by (used in) financing activities	(203,900)	(206,260)	—
Net increase (decrease) in cash and cash equivalents	348,470	(547,383)	(47,283)
Cash and cash equivalents and restricted cash at beginning of year	774,918	1,123,388	576,005
Cash and cash equivalents and restricted cash at end of year	1,123,388	576,005	528,722